Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets		6.40%	6.60%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	8.00%	7.00%	7.00%
Expected rate of return on plan assets	6.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	10.00%	8.00%	8.00%
Expected rate of return on plan assets	6.60%
India [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.40%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.20%		6.30%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.60%		6.60%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.70%	3.10%	3.70%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	16.40%	8.10%	9.80%